DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations
Revenues			$ 7,564
Cost of sales			4,417
Gross profit			3,147
Operating expenses:
Research and development			960
Selling, general and administrative			4,355
Gain on sale of assets		(250)	(2,770)
Total operating expenses		(250)	2,545
Operating income		250	602
Interest expense			(8)
Income before income taxes		250	594
Income tax expense			14
Income from discontinued operations	$ 250	$ 250	$ 580